Prepayments and other current assets	3 Months Ended
Mar. 31, 2024
Prepayments and other current assets
Prepayments and other current assets
3.	Prepayments and other current assets

Prepayments and other current assets consist of the following:

		As of December 31,	As of March 31,
	Note	2023	2024
		RMB	RMB
Receivables on behalf of manachised hotels(1)		187,806	204,425
Prepaid advertising fees		15,363	20,854
Prepaid property management fees		9,333	8,808
Deposits		2,331	7,885
VAT recoverable		17,522	7,110
Prepayment for purchase of goods and service		4,264	5,306
Contract assets	12(b)	5,184	5,267
Others		13,221	10,889
Subtotal		255,024	270,544
Less: allowance for doubtful accounts		(3,124)	—
Total		251,900	270,544
(1)	The amount represents fees to be collected from corporate customers and travel agencies on behalf of franchisees.

Changes in the allowance for doubtful accounts are as follows:

	As of December 31,	As of March 31,
	2023	2024
	RMB	RMB
At the beginning of the year/period	3,124	3,124
Write-off	—	(3,124)
At the end of the year/period	3,124	—